[Ropes & Gray Letterhead]	Alexandra Oprescu T +1 415 315 2334 F +1 415 315 4870 alexandra.oprescu@ropesgray.com

January 26, 2012

Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, DC 20549

Re:  HighMark Funds (File No. 333-178555)

Ladies and Gentlemen:

In accordance with Rule 497 under the Securities Act of 1933, as amended, we hereby file the above referenced Registrant’s Prospectus/Proxy Statement and Statement of Additional Information dated January 26, 2012, which relate to a Registration Statement on Form N-14.

No fees are required in connection with this filing.  Please direct any questions regarding this filing to me at (415) 315-2334.  Thank you for your attention in this matter.

Sincerely,

/s/ Alexandra Oprescu
Alexandra Oprescu

cc:           Ann Lau, HighMark Capital Management, Inc.
Pamela O’Donnell, HighMark Capital Management, Inc.
Karen Seaman, Union Bank, N.A.
John M. Loder, Ropes & Gray LLP
Gregory C. Davis, Ropes & Gray LLP